GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 117.3%
Australia – 8.9%
47,443	ANZ Group Holdings Ltd. (Banks)	$ 868,637
83,987	APA Group (Gas Utilities)	416,053
1,905	ASX Ltd. (Capital Markets)	78,074
79,961	BHP Group Ltd. (Metals & Mining)	1,940,105
60,457	Coles Group Ltd. (Consumer Staples Distribution & Retail)	740,039
5,498	Commonwealth Bank of Australia (Banks)	522,826
24	CSL Ltd. (Biotechnology)	3,777
10,094	Fortescue Ltd. (Metals & Mining)	97,700
38,905	Goodman Group (Industrial REITs)	698,213
177,915	Medibank Pvt Ltd. (Insurance)	497,244
88,200	National Australia Bank Ltd. (Banks)	1,897,066
80,305	Origin Energy Ltd. (Electric Utilities)	531,408
341	Pro Medicus Ltd. (Health Care Technology)	43,162
416	Rio Tinto Ltd. (Metals & Mining)	30,185
30,353	Telstra Group Ltd. (Diversified Telecommunication Services)	80,186
113,070	Transurban Group (Transportation Infrastructure)	952,353
12,492	Wesfarmers Ltd. (Broadline Retail)	566,312
42,396	Westpac Banking Corp. (Banks)	844,844
75,532	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	1,097,323

		11,905,507

Austria – 0.9%
24,720	OMV AG (Oil, Gas & Consumable Fuels)	1,272,990

Belgium – 1.2%
13,960	Ageas SA (Insurance)	836,809
2,778	UCB SA (Pharmaceuticals)	489,107
10,234	Warehouses De Pauw CVA (Industrial REITs)	242,609

		1,568,525

China – 0.2%
90,400	ESR Group Ltd.(a) (Real Estate Management & Development)	142,197
52,000	SITC International Holdings Co. Ltd. (Marine Transportation)	141,336

		283,533

Denmark – 2.3%
337	AP Moller - Maersk AS Class B (Marine Transportation)	586,524
4,380	Coloplast AS Class B (Health Care Equipment & Supplies)	459,390
1	Danske Bank AS (Banks)	33
29,710	Novo Nordisk AS Class B (Pharmaceuticals)	2,031,519
2,108	Tryg AS (Insurance)	50,146

		3,127,612

Shares	Description	Value

Common Stocks – (continued)
Finland – 2.5%
20,109	Fortum OYJ (Electric Utilities)	$ 329,295
20,276	Kesko OYJ Class B (Consumer Staples Distribution & Retail)	414,450
14,898	Kone OYJ Class B (Machinery)	822,007
28,499	Metso OYJ (Machinery)	295,484
77,713	Nordea Bank Abp (Banks)	991,227
7,847	Orion OYJ Class B (Pharmaceuticals)	466,088
3	Stora Enso OYJ Class R (Paper & Forest Products)	28

		3,318,579

France – 14.4%
3,522	Airbus SE (Aerospace & Defense)	620,173
14,223	Amundi SA(a) (Capital Markets)	1,114,306
36,191	AXA SA (Insurance)	1,546,287
29,137	BNP Paribas SA (Banks)	2,435,251
21,873	Bouygues SA (Construction & Engineering)	862,241
1	Canal & SA* (Media)	2
1,218	Capgemini SE (IT Services)	183,014
104,134	Credit Agricole SA (Banks)	1,895,972
12,806	Danone SA (Food Products)	979,470
9,034	Dassault Systemes SE (Software)	343,949
1	Edenred SE (Financial Services)	32
64,497	Engie SA (Multi-Utilities)	1,256,777
4,124	FDJ UNITED(a) (Hotels, Restaurants & Leisure)	129,766
18,051	Getlink SE (Transportation Infrastructure)	311,757
120	Hermes International SCA (Textiles, Apparel & Luxury Goods)	315,734
974	Kering SA (Textiles, Apparel & Luxury Goods)	202,631
1,669	L’Oreal SA (Personal Products)	620,355
1	Louis Hachette Group* (Media)	2
3,497	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,165,616
4,048	Orange SA (Diversified Telecommunication Services)	52,438
10,383	Orange SA ADR (Diversified Telecommunication Services)	134,252
3,671	Pernod Ricard SA (Beverages)	362,668
748	Publicis Groupe SA (Media)	70,573
2,275	Rexel SA (Trading Companies & Distributors)	61,313
10,227	Sanofi SA (Pharmaceuticals)	1,132,352
548	Sartorius Stedim Biotech (Life Sciences Tools & Services)	108,568
3,834	Schneider Electric SE (Electrical Equipment)	885,061
1,904	TotalEnergies SE (Oil, Gas & Consumable Fuels)	122,680
5,873	TotalEnergies SE ADR (Oil, Gas & Consumable Fuels)	379,924

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
332	Unibail-Rodamco-Westfield* (Retail REITs)	$ 27,991
8,158	Vinci SA (Construction & Engineering)	1,028,398

		19,349,553

Germany – 9.5%
1,665	Allianz SE (Insurance)	637,211
32,376	BASF SE (Chemicals)	1,622,971
1,528	CTS Eventim AG & Co. KGaA (Entertainment)	153,292
15,589	Daimler Truck Holding AG (Machinery)	631,504
21,222	Deutsche Post AG (Air Freight & Logistics)	911,130
13,024	E.ON SE (Multi-Utilities)	196,594
39,522	Evonik Industries AG (Chemicals)	856,797
2,009	Heidelberg Materials AG (Construction Materials)	346,306
9,400	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	313,348
1,337	Knorr-Bremse AG (Machinery)	121,673
3,885	Mercedes-Benz Group AG (Automobiles)	229,493
567	MTU Aero Engines AG (Aerospace & Defense)	197,017
1,425	Nemetschek SE (Software)	166,121
39	Rational AG (Machinery)	32,493
550	Rheinmetall AG (Aerospace & Defense)	787,007
10,548	SAP SE (Software)	2,826,332
7,615	Siemens AG (Industrial Conglomerates)	1,758,655
11,167	Siemens Energy AG* (Electrical Equipment)	662,002
4,920	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	265,436

		12,715,382

Hong Kong – 1.7%
74,600	AIA Group Ltd. (Insurance)	564,712
54,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	211,031
45,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	60,117
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	84
12,096	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	538,081
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	12,670
73,368	MTR Corp. Ltd. (Ground Transportation)	240,365

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
27,245	Sino Land Co. Ltd. (Real Estate Management & Development)	$ 27,273
31,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	295,357
24,500	Techtronic Industries Co. Ltd. (Machinery)	293,615

		2,243,305

Israel – 0.4%
13,593	Bank Hapoalim BM (Banks)	184,335
96	CyberArk Software Ltd.* (Software)	32,448
6,559	ICL Group Ltd. (Chemicals)	37,249
2,785	Mizrahi Tefahot Bank Ltd. (Banks)	125,251
7,070	Teva Pharmaceutical Industries Ltd. ADR* (Pharmaceuticals)	108,666
185	Wix.com Ltd.*(b) (IT Services)	30,225

		518,174

Italy – 5.0%
274	Amplifon SpA (Health Care Providers & Services)	5,563
6,411	Coca-Cola HBC AG (Beverages)	290,353
146,400	Enel SpA (Electric Utilities)	1,186,792
43,048	Eni SpA (Oil, Gas & Consumable Fuels)	665,802
798	Ferrari NV (Automobiles)	340,794
474,778	Intesa Sanpaolo SpA (Banks)	2,446,847
37,491	Mediobanca Banca di Credito Finanziario SpA (Banks)	703,244
8,467	Moncler SpA (Textiles, Apparel & Luxury Goods)	521,542
2,666	Prysmian SpA (Electrical Equipment)	146,755
6,836	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	387,381

		6,695,073

Japan – 25.0%
9,700	Advantest Corp. (Semiconductors & Semiconductor Equipment)	432,392
4,800	Asahi Group Holdings Ltd. (Beverages)	61,327
16,600	Asahi Kasei Corp. (Chemicals)	116,377
12,600	Asics Corp. (Textiles, Apparel & Luxury Goods)	267,215
66,300	Astellas Pharma, Inc. (Pharmaceuticals)	645,398
3,300	Bandai Namco Holdings, Inc. (Leisure Products)	110,707
22,600	Bridgestone Corp. (Automobile Components)	907,906
31,600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	985,388
8,200	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	375,655

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
6,000	Dai-ichi Life Holdings, Inc. (Insurance)	$ 45,813
16,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	397,692
3,300	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	337,670
84,000	Daiwa Securities Group, Inc. (Capital Markets)	565,593
17,600	Denso Corp. (Automobile Components)	218,356
1,200	Disco Corp. (Semiconductors & Semiconductor Equipment)	245,066
4,800	Eisai Co. Ltd. (Pharmaceuticals)	133,619
22,000	FANUC Corp. (Machinery)	599,406
1,000	Fast Retailing Co. Ltd. (Specialty Retail)	297,691
1,300	Fuji Electric Co. Ltd. (Electrical Equipment)	55,575
10,400	Fujikura Ltd. (Electrical Equipment)	385,163
1,300	Hikari Tsushin, Inc. (Industrial Conglomerates)	335,523
29,200	Hitachi Ltd. (Industrial Conglomerates)	685,599
13,900	Honda Motor Co. Ltd. (Automobiles)	125,789
2,900	Hoya Corp. (Health Care Equipment & Supplies)	327,289
8,600	Inpex Corp. (Oil, Gas & Consumable Fuels)	119,289
12,900	Isuzu Motors Ltd. (Automobiles)	175,409
23,300	ITOCHU Corp. (Trading Companies & Distributors)	1,081,655
14,600	Japan Post Insurance Co. Ltd. (Insurance)	297,547
16,400	Japan Tobacco, Inc. (Tobacco)	450,772
12,400	Kajima Corp. (Construction & Engineering)	253,647
6,700	Kansai Electric Power Co., Inc. (Electric Utilities)	79,516
1,700	Kao Corp. (Personal Products)	73,587
600	Keyence Corp. (Electronic Equipment, Instruments & Components)	235,926
32,500	Kirin Holdings Co. Ltd. (Beverages)	450,325
12,500	Komatsu Ltd. (Machinery)	366,039
500	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	42,975
9,700	M3, Inc. (Health Care Technology)	110,807
44,600	Marubeni Corp. (Trading Companies & Distributors)	715,464
30,700	Mitsubishi Corp. (Trading Companies & Distributors)	542,001
5,500	Mitsubishi Electric Corp. (Electrical Equipment)	101,432
49,600	Mitsubishi HC Capital, Inc. (Financial Services)	336,110

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
32,700	Mitsubishi Heavy Industries Ltd. (Machinery)	$ 561,576
104,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,422,007
24,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	456,248
11,800	Mitsui OSK Lines Ltd. (Marine Transportation)	410,843
18,100	Mizuho Financial Group, Inc. (Banks)	496,731
27,900	MS&AD Insurance Group Holdings, Inc. (Insurance)	606,765
20,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	319,296
11,100	Nintendo Co. Ltd. (Entertainment)	754,552
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	7,510
6,200	Nippon Yusen KK (Marine Transportation)	204,898
9,000	Nitto Denko Corp. (Chemicals)	166,469
9,200	Nomura Research Institute Ltd. (IT Services)	299,482
40,700	Obayashi Corp. (Construction & Engineering)	542,952
3,200	Obic Co. Ltd. (IT Services)	92,266
200	Olympus Corp. (Health Care Equipment & Supplies)	2,618
4,000	Otsuka Corp. (IT Services)	86,606
23,700	Panasonic Holdings Corp. (Household Durables)	282,729
11,200	Recruit Holdings Co. Ltd. (Professional Services)	580,286
5,100	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	68,404
20,300	Resona Holdings, Inc. (Banks)	177,256
13,900	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	222,686
7,600	Sekisui Chemical Co. Ltd. (Industrial Conglomerates)	129,624
36,500	Sekisui House Ltd. (Household Durables)	816,947
4,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	69,508
3,600	SG Holdings Co. Ltd. (Air Freight & Logistics)	35,902
3,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	92,421
17,700	Shin-Etsu Chemical Co. Ltd. (Chemicals)	505,072
800	Shiseido Co. Ltd. (Personal Products)	15,172
1,422,900	SoftBank Corp. (Wireless Telecommunication Services)	1,984,910

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,600	SoftBank Group Corp. (Wireless Telecommunication Services)	$ 132,990
5,100	Sompo Holdings, Inc. (Insurance)	155,301
30,500	Sony Group Corp. (Household Durables)	771,741
11,800	Sumitomo Corp. (Trading Companies & Distributors)	269,251
5,000	Sumitomo Electric Industries Ltd. (Automobile Components)	83,450
45,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,180,301
10,800	Sysmex Corp. (Health Care Equipment & Supplies)	206,172
4,300	T&D Holdings, Inc. (Insurance)	92,033
41,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,221,117
15,000	TDK Corp. (Electronic Equipment, Instruments & Components)	157,186
13,000	Tokio Marine Holdings, Inc. (Insurance)	505,736
5,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	726,802
300	Tokyo Gas Co. Ltd. (Gas Utilities)	9,543
6,600	TOTO Ltd. (Building Products)	171,528
105,000	Toyota Motor Corp. (Automobiles)	1,856,116
24,500	Yamaha Motor Co. Ltd. (Automobiles)	196,155
900	Yaskawa Electric Corp. (Machinery)	22,552
22,500	ZOZO, Inc. (Specialty Retail)	215,500

		33,475,920

Macau* – 0.1%
63,200	Sands China Ltd. (Hotels, Restaurants & Leisure)	126,784

Netherlands – 4.0%
1	Akzo Nobel NV (Chemicals)	61
666	Argenx SE* (Biotechnology)	393,004
600	ASM International NV (Semiconductors & Semiconductor Equipment)	273,416
3,852	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,549,150
14,323	ASR Nederland NV (Insurance)	823,395
1,017	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	106,283
1	Havas NV* (Media)	1
42	Heineken NV (Beverages)	3,425
53,861	Koninklijke KPN NV (Diversified Telecommunication Services)	228,136
565	Koninklijke Philips NV (Health Care Equipment & Supplies)	14,384
4,249	NN Group NV (Insurance)	236,439
6,895	Prosus NV (Broadline Retail)	320,336
2,508	Randstad NV (Professional Services)	104,248

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
10,353	Universal Music Group NV (Entertainment)	$ 285,877

		5,338,155

New Zealand – 0.3%
16,591	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	316,629
36,465	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	115,937

		432,566

Norway – 1.1%
15,722	Aker BP ASA (Oil, Gas & Consumable Fuels)	372,754
58	Gjensidige Forsikring ASA (Insurance)	1,333
808	Kongsberg Gruppen ASA (Aerospace & Defense)	118,465
20,044	Norsk Hydro ASA (Metals & Mining)	115,874
4,592	Salmar ASA (Food Products)	220,767
45,454	Telenor ASA (Diversified Telecommunication Services)	649,491

		1,478,684

Portugal – 0.2%
26,970	EDP SA (Electric Utilities)	90,754
9,319	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	197,502

		288,256

Singapore – 2.0%
23,700	DBS Group Holdings Ltd. (Banks)	813,889
6,600	Keppel Ltd. (Industrial Conglomerates)	33,666
3,006	Sea Ltd. ADR* (Entertainment)	392,253
11,900	Singapore Exchange Ltd. (Capital Markets)	117,811
208,400	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	1,046,617
121,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	308,420

		2,712,656

Spain – 3.1%
3,623	Aena SME SA(a) (Transportation Infrastructure)	849,970
1,047	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	80,182
101,952	CaixaBank SA (Banks)	794,179
6,904	Endesa SA (Electric Utilities)	182,900
31,953	Iberdrola SA (Electric Utilities)	515,979
12,096	Industria de Diseno Textil SA (Specialty Retail)	602,282
22,644	Redeia Corp. SA (Electric Utilities)	454,494

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
10,540	Repsol SA (Oil, Gas & Consumable Fuels)	$ 139,945
117,375	Telefonica SA (Diversified Telecommunication Services)	553,233

		4,173,164

Sweden – 3.2%
11,084	Assa Abloy AB Class B (Building Products)	332,755
7,042	Atlas Copco AB Class A (Machinery)	112,485
40,761	Atlas Copco AB Class B (Machinery)	573,186
1,549	EQT AB (Capital Markets)	47,234
37,271	H & M Hennes & Mauritz AB Class B (Specialty Retail)	491,607
2,157	Investment AB Latour Class B (Industrial Conglomerates)	58,714
2,780	Nibe Industrier AB Class B (Building Products)	10,574
4,836	Securitas AB Class B (Commercial Services & Supplies)	68,434
21,144	Swedbank AB Class A (Banks)	481,543
84,315	Tele2 AB Class B (Wireless Telecommunication Services)	1,137,000
37,960	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	295,357
177,809	Telia Co. AB (Diversified Telecommunication Services)	641,944

		4,250,833

Switzerland – 12.7%
9,644	ABB Ltd. (Electrical Equipment)	497,610
792	Bachem Holding AG (Life Sciences Tools & Services)	46,779
5,414	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	945,099
713	Geberit AG (Building Products)	446,685
10,445	Holcim AG (Construction Materials)	1,124,019
1,578	Kuehne & Nagel International AG (Marine Transportation)	364,409
28,308	Nestle SA (Food Products)	2,860,710
22,119	Novartis AG (Pharmaceuticals)	2,456,753
468	Partners Group Holding AG (Capital Markets)	666,058
6,564	Roche Holding AG (Pharmaceuticals)	2,160,393
10,717	SGS SA (Professional Services)	1,067,828
5,513	SIG Group AG (Containers & Packaging)	101,932
586	Sika AG (Chemicals)	142,740
766	Sonova Holding AG (Health Care Equipment & Supplies)	223,657
1,075	Straumann Holding AG (Health Care Equipment & Supplies)	130,144
7,450	Swiss Re AG (Insurance)	1,267,833
1,651	UBS Group AG (Capital Markets)	50,710
662	VAT Group AG(a) (Machinery)	238,626

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
3,229	Zurich Insurance Group AG (Insurance)	$ 2,253,868

		17,045,853

United Arab Emirates – 0.3%
7,315	Experian PLC (Professional Services)	338,942

United Kingdom – 17.7%
997	Anglo American PLC (Metals & Mining)	27,944
1,429	Ashtead Group PLC (Trading Companies & Distributors)	77,261
17,478	AstraZeneca PLC ADR (Pharmaceuticals)	1,284,633
55,060	BAE Systems PLC (Aerospace & Defense)	1,111,798
2,733	BP PLC ADR (Oil, Gas & Consumable Fuels)	92,348
15,806	British American Tobacco PLC (Tobacco)	648,431
4,415	Coca-Cola Europacific Partners PLC (Beverages)	384,238
13,945	Diageo PLC (Beverages)	364,420
74,513	Evraz PLC*(c) (Metals & Mining)	—
31,029	GSK PLC ADR (Pharmaceuticals)	1,202,064
146,457	HSBC Holdings PLC (Banks)	1,660,306
32,780	HSBC Holdings PLC ADR(d) (Banks)	1,882,555
14,304	Imperial Brands PLC (Tobacco)	529,274
379,782	M&G PLC (Financial Services)	978,298
46,586	National Grid PLC (Multi-Utilities)	607,678
52,935	Persimmon PLC (Household Durables)	818,746
245,632	Phoenix Group Holdings PLC (Insurance)	1,823,387
3,787	Reckitt Benckiser Group PLC (Household Products)	256,079
17,073	RELX PLC (Professional Services)	857,587
1,647	Rentokil Initial PLC ADR (Commercial Services & Supplies)	37,716
32,916	Rio Tinto PLC ADR (Metals & Mining)	1,977,593
6,703	Rolls-Royce Holdings PLC* (Aerospace & Defense)	65,149
15,392	Segro PLC (Industrial REITs)	137,663
82,070	Shell PLC (Oil, Gas & Consumable Fuels)	2,988,241
44,439	SSE PLC (Electric Utilities)	915,370
153,062	Taylor Wimpey PLC (Household Durables)	215,051
20,386	Unilever PLC ADR (Personal Products)	1,213,986
12,312	Unilever PLC (Personal Products)	733,572
94,560	Vodafone Group PLC ADR (Wireless Telecommunication Services)	886,027

		23,777,415

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States* – 0.6%
2,939	Qiagen NV (Life Sciences Tools & Services)	$ 116,760
1,275	Spotify Technology SA(b) (Entertainment)	701,288

		818,048

TOTAL COMMON STOCKS (Cost $120,991,965)		$157,255,509

Shares	Dividend Rate	Value

Preferred Stocks – 0.6%
Germany – 0.6%
Bayerische Motoren Werke AG (Automobiles)
9,829	8.699%	$ 741,483
Sartorius AG (Life Sciences Tools & Services)
423	0.346	98,610

TOTAL PREFERRED STOCKS (Cost $783,035)		$ 840,093

Securities Lending Reinvestment Vehicle(e) – 1.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,834,900	4.259%	$ 1,834,900
(Cost $1,834,900)

TOTAL INVESTMENTS – 119.3% (Cost $123,609,900)		$159,930,502

OTHER ASSETS IN EXCESS OF LIABILITIES – (19.3)%		(25,845,703)

NET ASSETS – 100.0%		$134,084,799

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	All or a portion of security is on loan.

(e)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF MARCH 31, 2025
Sector	% of Total Market Value
Financials	24.4%
Industrials	18.5
Health Care	11.0
Consumer Discretionary	9.7
Consumer Staples	7.6
Information Technology	7.0
Materials	5.8
Communication Services	5.8
Energy	4.6
Utilities	4.4
Real Estate	1.2
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Euro Stoxx 50 Index	(5)	06/20/25	$(280,543)	$13,076
FTSE 100 Index	(1)	06/20/25	(110,987)	1,353
TOPIX Futures	(1)	06/12/25	(177,479)	8,824

TOTAL FUTURES CONTRACTS				$23,253

WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Fund had the following written options contracts:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$ 5,475.000	06/20/2025	(619)	$(338,902,500)	$(367,459)	$(784,901)	$417,442
FTSE 100 Index	8,775.000	06/20/2025	(94)	(82,485,000)	(120,210)	(159,786)	39,576
Nikkei 225 Index	37,250.000	06/13/2025	(57)	(212,325,000)	(277,418)	(450,909)	173,491

Total written option contracts			(770)	$(633,712,500)	$(765,087)	$(1,395,596)	$630,509

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
SpA	— Stand-by Purchase Agreement

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Aerospace & Defense – 2.0%
82,900	General Electric Co.	$ 16,592,435
124,677	RTX Corp.	16,514,715
24,006	TransDigm Group, Inc.	33,207,260

		66,314,410

Air Freight & Logistics – 0.6%
174,901	United Parcel Service, Inc. Class B	19,237,361

Automobile Components* – 0.0%
6,100	QuantumScape Corp.	25,376

Automobiles* – 1.6%
202,653	Tesla, Inc.	52,519,551

Banks – 3.4%
194,800	Citigroup, Inc.	13,828,852
145,364	Columbia Banking System, Inc.	3,625,378
6,300	Cullen/Frost Bankers, Inc.	788,760
7,300	First Hawaiian, Inc.	178,412
80,500	First Horizon Corp.	1,563,310
66,000	FNB Corp.	887,700
194,823	JPMorgan Chase & Co.(a)	47,790,082
1,092,000	KeyCorp	17,461,080
87,800	PNC Financial Services Group, Inc.	15,432,606
303,899	U.S. Bancorp	12,830,616
600	Webster Financial Corp.	30,930

		114,417,726

Beverages – 1.5%
459,056	Coca-Cola Co.	32,877,590
120,838	PepsiCo, Inc.	18,118,450

		50,996,040

Biotechnology – 2.1%
169,589	AbbVie, Inc.	35,532,287
46,838	Amgen, Inc.	14,592,379
188,877	Gilead Sciences, Inc.	21,163,668
3,600	Mirati Therapeutics, Inc.*(b)	2,520
1,742	Natera, Inc.*	246,336
974	Sarepta Therapeutics, Inc.*	62,161

		71,599,351

Broadline Retail* – 3.7%
651,068	Amazon.com, Inc.	123,872,198
718	MercadoLibre, Inc.	1,400,724

		125,272,922

Building Products – 0.2%
1,800	Advanced Drainage Systems, Inc.	195,570
13,400	Lennox International, Inc.	7,515,122

		7,710,692

Capital Markets – 3.0%
84,801	ARES Management Corp. Class A	12,432,675
16,000	Blackrock, Inc.	15,143,680
90,300	Blackstone, Inc.	12,622,134
83,600	Blue Owl Capital, Inc.	1,675,344

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
23,400	Carlyle Group, Inc.	$ 1,020,006
4,700	Evercore, Inc. Class A	938,684
823,200	Franklin Resources, Inc.	15,846,600
296,700	Janus Henderson Group PLC	10,725,705
44,700	Jefferies Financial Group, Inc.	2,394,579
165,767	Morgan Stanley	19,340,036
4,125	Robinhood Markets, Inc. Class A*	171,682
116,704	T. Rowe Price Group, Inc.	10,721,596

		103,032,721

Chemicals – 1.5%
705,900	Dow, Inc.	24,650,028
67,001	Huntsman Corp.	1,057,946
363,700	LyondellBasell Industries NV Class A	25,604,480

		51,312,454

Commercial Services & Supplies – 0.0%
600	MSA Safety, Inc.	88,014

Communications Equipment – 0.9%
489,365	Cisco Systems, Inc.	30,198,714

Construction & Engineering – 0.0%
12,625	Everus Construction Group, Inc.*	468,261
1,200	Valmont Industries, Inc.	342,444

		810,705

Consumer Finance – 0.4%
45,600	American Express Co.	12,268,680
5,600	OneMain Holdings, Inc.	273,728
17,600	SLM Corp.	516,912
18,700	SoFi Technologies, Inc.*	217,481

		13,276,801

Consumer Staples Distribution & Retail – 1.6%
23,308	Costco Wholesale Corp.	22,044,240
85,400	Target Corp.	8,912,344
268,477	Walmart, Inc.	23,569,596

		54,526,180

Containers & Packaging – 1.1%
1,557,800	Amcor PLC	15,110,660
342,000	International Paper Co.	18,245,700
44,400	Sonoco Products Co.	2,097,456

		35,453,816

Diversified Consumer Services – 0.0%
13,611	ADT, Inc.	110,794
24,800	H&R Block, Inc.	1,361,768

		1,472,562

Diversified REITs – 0.0%
7,100	WP Carey, Inc.	448,081

Diversified Telecommunication Services – 1.8%
830,999	AT&T, Inc.	23,500,652

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
822,217	Verizon Communications, Inc.(a)	$ 37,295,763

		60,796,415

Electric Utilities – 2.0%
254,500	Duke Energy Corp.	31,041,365
193,000	OGE Energy Corp.	8,870,280
317,290	Southern Co.	29,174,815

		69,086,460

Electrical Equipment – 0.7%
87,562	Eaton Corp. PLC	23,801,978

Electronic Equipment, Instruments & Components – 0.1%
69,300	Avnet, Inc.	3,332,637

Entertainment* – 0.9%
32,272	Netflix, Inc.	30,094,608
11,873	ROBLOX Corp. Class A	692,077
3,980	Roku, Inc.	280,352

		31,067,037

Financial Services – 4.0%
17,776	Affirm Holdings, Inc.*	803,297
39,000	Apollo Global Management, Inc.	5,340,660
80,766	Berkshire Hathaway, Inc. Class B*	43,014,356
7,247	Block, Inc.*	393,730
110,700	Corebridge Financial, Inc.	3,494,799
137,600	Equitable Holdings, Inc.	7,167,584
43,004	Mastercard, Inc. Class A	23,571,353
3,800	Shift4 Payments, Inc. Class A*	310,498
129,968	Visa, Inc. Class A	45,548,585
426,993	Western Union Co.	4,517,586

		134,162,448

Food Products – 0.8%
345,500	Conagra Brands, Inc.	9,214,485
78,000	Flowers Foods, Inc.	1,482,780
567,700	Kraft Heinz Co.	17,275,111

		27,972,376

Gas Utilities – 0.0%
50,500	MDU Resources Group, Inc.	853,955

Ground Transportation – 0.4%
100	Avis Budget Group, Inc.*	7,590
16,500	Ryder System, Inc.	2,372,865
53,012	Union Pacific Corp.	12,523,555

		14,904,010

Health Care Equipment & Supplies – 2.5%
168,592	Abbott Laboratories	22,363,729
32,602	Intuitive Surgical, Inc.*	16,146,792
323,253	Medtronic PLC	29,047,515
3,741	Penumbra, Inc.*	1,000,381
43,654	Stryker Corp.	16,250,201

		84,808,618

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.3%
82,905	UnitedHealth Group, Inc.	$ 43,421,494

Health Care REITs – 0.6%
6,800	Healthcare Realty Trust, Inc.	114,920
5	Omega Healthcare Investors, Inc.	190
126,566	Welltower, Inc.	19,391,177

		19,506,287

Hotels, Restaurants & Leisure – 2.2%
32,250	Aramark	1,113,270
3,200	Booking Holdings, Inc.	14,742,112
60,000	Darden Restaurants, Inc.	12,465,600
1,400	DoorDash, Inc. Class A*	255,878
18,300	DraftKings, Inc. Class A*	607,743
20,919	Hyatt Hotels Corp. Class A	2,562,577
700	Marriott Vacations Worldwide Corp.	44,968
81,400	McDonald’s Corp.	25,426,918
165,706	Starbucks Corp.	16,254,102
8,000	Travel & Leisure Co.	370,320
5,400	Vail Resorts, Inc.	864,108

		74,707,596

Household Durables – 0.0%
12,600	Somnigroup International, Inc.	754,488
200	TopBuild Corp.*	60,990

		815,478

Household Products – 1.6%
132,344	Kimberly-Clark Corp.	18,821,964
207,579	Procter & Gamble Co.	35,375,613
26,100	Reynolds Consumer Products, Inc.	622,746

		54,820,323

Industrial Conglomerates – 0.5%
85,000	Honeywell International, Inc.	17,998,750

Industrial REITs – 0.6%
9,200	First Industrial Realty Trust, Inc.	496,432
133,216	Prologis, Inc.	14,892,216
81,998	Rexford Industrial Realty, Inc.	3,210,222

		18,598,870

Insurance – 2.5%
61,500	Allstate Corp.	12,734,805
10,300	American Financial Group, Inc.	1,352,802
171,900	Arch Capital Group Ltd.	16,533,342
8,800	Axis Capital Holdings Ltd.	882,112
32,300	CNA Financial Corp.	1,640,517
121,281	Fidelity National Financial, Inc.	7,892,967
42,600	First American Financial Corp.	2,795,838
3,300	Hanover Insurance Group, Inc.	574,035
381,341	Old Republic International Corp.	14,956,194
209,766	Prudential Financial, Inc.	23,426,667
13,400	Unum Group	1,091,564

		83,880,843

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 6.3%
156,601	Alphabet, Inc. Class C	$ 24,465,774
618,870	Alphabet, Inc. Class A	95,702,057
160,394	Meta Platforms, Inc. Class A	92,444,686

		212,612,517

IT Services – 1.6%
57,439	Accenture PLC Class A	17,923,265
13,500	Amdocs Ltd.	1,235,250
13,898	Cloudflare, Inc. Class A*	1,566,166
134,356	International Business Machines
	Corp.	33,408,963
2	Kyndryl Holdings, Inc.*	63
757	MongoDB, Inc.*	132,778
1	Okta, Inc.*	105

		54,266,590

Leisure Products – 0.3%
9,300	Brunswick Corp.	500,805
153,000	Hasbro, Inc.	9,407,970

		9,908,775

Life Sciences Tools & Services – 0.4%
15	10X Genomics, Inc. Class A*	131
4	Azenta, Inc.*	139
8,900	Bruker Corp.	371,486
53,203	Danaher Corp.	10,906,615
21,400	Repligen Corp.*	2,722,936

		14,001,307

Machinery – 1.2%
59,305	Caterpillar, Inc.	19,558,789
7,000	Flowserve Corp.	341,880
76,568	Illinois Tool Works, Inc.	18,989,630
1,600	Lincoln Electric Holdings, Inc.	302,656

		39,192,955

Media – 0.7%
455,500	Interpublic Group of Cos., Inc.	12,371,380
125,300	Omnicom Group, Inc.	10,388,623
3,500	Trade Desk, Inc. Class A*	191,520

		22,951,523

Metals & Mining – 0.2%
59,510	Southern Copper Corp.	5,561,805

Multi-Utilities – 0.6%
387,652	Dominion Energy, Inc.	21,735,648

Office REITs* – 0.0%
2	NET Lease Office Properties	63

Oil, Gas & Consumable Fuels – 3.8%
190,228	Chevron Corp.	31,823,242
5,200	DT Midstream, Inc.	501,696
492,771	Exxon Mobil Corp.	58,605,255
395,199	Kinder Morgan, Inc.	11,275,028
150,000	ONEOK, Inc.	14,883,000

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
217,400	Williams Cos., Inc.	$ 12,991,824

		130,080,045

Paper & Forest Products – 0.0%
7	Sylvamo Corp.	469

Personal Products – 0.5%
638,945	Kenvue, Inc.	15,321,901

Pharmaceuticals – 4.6%
432,777	Bristol-Myers Squibb Co.	26,395,069
55,902	Eli Lilly & Co.	46,170,021
218,200	Johnson & Johnson	36,186,288
183,799	Merck & Co., Inc.	16,497,798
1,137,504	Pfizer, Inc.	28,824,352

		154,073,528

Professional Services – 1.4%
59,091	Automatic Data Processing, Inc.	18,054,073
20,933	Booz Allen Hamilton Holding Corp.	2,189,173
31,800	ManpowerGroup, Inc.	1,840,584
167,200	Paychex, Inc.	25,795,616

		47,879,446

Residential REITs – 0.2%
179,282	American Homes 4 Rent Class A	6,778,652
1,193	Sun Communities, Inc.	153,468

		6,932,120

Retail REITs – 0.0%
14,300	Brixmor Property Group, Inc.	379,665
8,300	NNN REIT, Inc.	353,995

		733,660

Semiconductors & Semiconductor Equipment – 10.3%
157,623	Advanced Micro Devices, Inc.*	16,194,187
70,600	Analog Devices, Inc.	14,237,902
100,900	Applied Materials, Inc.	14,642,608
355,421	Broadcom, Inc.	59,508,138
200,392	Lam Research Corp.	14,568,498
1,759	Marvell Technology, Inc.	108,301
1,748,100	NVIDIA Corp.(a)	189,459,078
126,829	QUALCOMM, Inc.	19,482,203
120,021	Texas Instruments, Inc.	21,567,774

		349,768,689

Software – 9.4%
27,573	Adobe, Inc.*	10,575,073
400	AppLovin Corp. Class A*	105,988
9,800	Atlassian Corp. Class A*	2,079,658
8,400	Bill Holdings, Inc.*	385,476
18,629	Confluent, Inc. Class A*	436,664
27,000	Crowdstrike Holdings, Inc. Class A*	9,519,660
21,900	Datadog, Inc. Class A*	2,172,699
6,000	Elastic NV*	534,600

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
3,100	Five9, Inc.*	$ 84,165
6,599	HubSpot, Inc.*	3,769,943
29,220	Intuit, Inc.	17,940,788
524,205	Microsoft Corp.(a)	196,781,315
3,000	nCino, Inc.*	82,410
121,873	Oracle Corp.	17,039,064
179,200	Palantir Technologies, Inc. Class A*	15,124,480
81,622	Salesforce, Inc.	21,904,080
14,135	SentinelOne, Inc. Class A*	256,974
18,462	ServiceNow, Inc.*	14,698,337
33,967	Unity Software, Inc.*	665,413
12,924	Zscaler, Inc.*	2,564,380

		316,721,167

Specialized REITs – 0.6%
29,100	American Tower Corp.	6,332,160
17,100	CubeSmart	730,341
14,101	Equinix, Inc.	11,497,250
27,300	Gaming & Leisure Properties, Inc.	1,389,570
3,238	Rayonier, Inc.	90,276

		20,039,597

Specialty Retail – 2.1%
18,100	Dick’s Sporting Goods, Inc.	3,648,236
13,400	Gap, Inc.	276,174
97,997	Home Depot, Inc.	35,914,920
58,291	Lowe’s Cos., Inc.	13,595,210
9,000	Penske Automotive Group, Inc.	1,295,820
114,800	TJX Cos., Inc.	13,982,640
1,400	Wayfair, Inc. Class A*	44,842
4,400	Williams-Sonoma, Inc.	695,640

		69,453,482

Technology Hardware, Storage & Peripherals(a) – 7.0%
1,067,366	Apple, Inc.	237,094,010

Textiles, Apparel & Luxury Goods – 0.0%
6,999	Carter’s, Inc.	286,259
2	Kontoor Brands, Inc.	128

		286,387

Shares	Description	Value

Common Stocks – (continued)
Tobacco – 0.8%
442,492	Altria Group, Inc.	$ 26,558,370

Trading Companies & Distributors – 0.3%
78,500	MSC Industrial Direct Co., Inc. Class A	6,097,095
10,499	Watsco, Inc.	5,336,642

		11,433,737

TOTAL COMMON STOCKS (Cost $2,301,511,713)		$3,329,856,843

Shares	Dividend Rate	Value

Investment Company(c) – 1.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
42,948,459	4.259%	$ 42,948,459
(Cost $42,948,459)

TOTAL INVESTMENTS – 99.7% (Cost $2,344,460,172)		$3,372,805,302

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		9,157,062

NET ASSETS – 100.0%		$3,381,962,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	177	06/20/25	$50,031,263	$(692,958)

WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Fund had the following written options contracts:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,010.000	05/30/2025	(781)	$(469,381,000)	$(1,565,905)	$(13,665,938)	$12,100,033
S&P 500 Index	5,710.000	06/30/2025	(696)	(397,416,000)	(11,136,000)	(11,204,208)	68,208

Total written option contracts			(1,477)	$(866,797,000)	$(12,701,905)	$(24,870,146)	$12,168,241

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2025:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$27,944	$—
Asia	847,125	38,852,189	—
Australia and Oceania	115,937	12,222,136	—
Europe	12,913,561	91,458,569	—
North America	701,288	116,760	—
Securities Lending Reinvestment Vehicle	1,834,900	—	—
Preferred Stocks	—	840,093	—

Total	$16,412,811	$143,517,691	$—

Derivative Type

Assets(b)
Futures Contracts	$23,253	$—	$—

Liabilities
Written Option Contracts	$(765,087)	$—	$—

U.S. EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$10,725,705	$—	$—
Europe	44,062,345	—	—
North America	3,273,665,549	—	2,520
South America	1,400,724	—	—
Investment Company	42,948,459	—	—

Total	$3,372,802,782	$—	$2,520

Derivative Type

Liabilities
Futures Contracts(b)	$(692,958)	$—	$—
Written Option Contracts	(12,701,905)	—	—

Total	$(13,394,863)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds invest Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk— The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders.